Cover	Jul. 15, 2026
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Jul. 15, 2026
Entity Registrant Name	EOS ENERGY ENTERPRISES, INC.
Entity Central Index Key	0001805077
Amendment Flag	false
Entity Emerging Growth Company	false
Entity File Number	001-39291
Entity Tax Identification Number	84-4290188
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	Two Allegheny Center
Entity Address, Address Line Two	Nova Tower 2
Entity Address, Address Line Three
Entity Address, City or Town	Pittsburgh
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	15212
City Area Code	732
Local Phone Number	225-8400
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Common Stock
Document Information [Line Items]
Title of 12(b) Security	Common stock, par value $0.0001 per share
Trading Symbol	EOSE
Security Exchange Name	NASDAQ
Warrant
Document Information [Line Items]
Title of 12(b) Security	Rights to Purchase Units, each Unit consisting of one share of Common Stock and 0.4388 of a Warrant
Trading Symbol	EOSER
Security Exchange Name	NASDAQ